Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
6. STOCK-BASED COMPENSATION
The Company uses broad-based stock plans to attract and retain highly qualified officers and employees and to help ensure that management’s interests are aligned with those of its shareholders. The Company has also granted equity-based awards to directors, nonemployees, and certain employees of Cellectis.
In December 2014, the Company adopted the Calyxt, Inc. Equity Incentive Plan (2014 Plan), which allowed for the grant of stock options, and in June 2017, it adopted the 2017 Omnibus Plan (2017 Plan), which allowed for the grant of stock options, restricted stock units, performance stock units and other types of equity awards. In July 2021, the Company also adopted the Calyxt, Inc. Employee Inducement Incentive Plan (the Inducement Plan), from which PSUs were granted to Michael A. Carr.
On February 19, 2021, James Blome ceased serving as the Company’s Chief Executive Officer. In the nine-month period ended September 30, 2021, the Company recorded a benefit to earnings from a $2.5 million recapture of non-cash stock compensation expense from the forfeiture of Mr. Blome’s unvested stock options, RSUs, and PSUs.
As of September 30, 2022,
2,712,803
shares were registered and available for grant under effective registration statements, while
3,105,208
shares were available for grant in the form of stock options, restricted stock, restricted stock units, and performance stock units under the 2017 Plan. Stock-based awards currently outstanding also include awards granted under the 2014 Plan and the Inducement Plan. No further awards will be granted under either the 2014 Plan or the Inducement Plan.
Stock Options
The estimated fair values of stock options granted, and the assumptions used for the Black-Scholes option pricing model were as follows:

	Nine Months Ended September 30,
	2022	2021
Estimated fair values of stock options granted	$0.86	$3.93
Assumptions:
Risk-free interest rate	1.9% - 3.5%	0.6% - 1.1%
Expected volatility	89.7% - 92.8%	80.1% - 82.0%
Expected term (in years)	5.50 - 6.89	5.5 - 6.5

The Company estimates the fair value of each stock option on the grant date, or other measurement date if applicable, using a Black-Scholes option pricing model, which requires it to make predictive assumptions regarding employee exercise behavior, future stock price volatility, and dividend yield. The Company estimates the risk-free interest rate based on the United States Treasury zero-coupon yield curve at the date of grant for the expected term of the option. The Company estimates its future stock price volatility using the weighted-average historical volatility calculated from a group of comparable public companies over the expected term of the option. The expected term of stock options is estimated using the average of the vesting tranches and the contractual life of each grant for employee options, or the simplified method, as the Company has limited historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior for its stock option grants. The use of the simplified method is dependent upon the type of equity award granted and the term of the award. The Company does not pay dividends and does not expect to pay dividends in the foreseeable future.
Option strike prices are set at 100 percent or more of the closing share price on the date of grant and generally vest over three to six years following the grant date. Options generally expire 10 years after the date of grant.
Information on stock option activity is as follows:

	Options Exercisable	Weighted- Average Exercise Price Per Share	Options Outstanding	Weighted- Average Exercise Price Per Share

Balance as of December 31, 2021	2,789,110	$10.23	4,658,405	$9.47
Granted	—	—	1,609,000	1.12
Exercised	—	—	—	—
Forfeited or expired	—	—	(420,606)	7.05

Balance as of September 30, 2022	3,314,828	$9.88	5,846,799	$7.35

Stock-based compensation expense related to stock option awards is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
In Thousands	2022	2021	2022	2021
Stock-based compensation expense	$530	$698	$1,420	$1,103

As of September 30, 2022, options outstanding and exercisable had no aggregate intrinsic value and the weighted average remaining contractual term was 5.3 years as of that date.
Net cash proceeds from the exercise of stock options less shares used for minimum withholding taxes and the intrinsic value of options exercised were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
In Thousands	2022	2021	2022	2021
Net cash proceeds	$—	$—	$—	$227

Intrinsic value of options exercised	$—	$—	$—	$344

As of September 30, 2022, unrecognized compensation expense related to non-vested stock options was $3.7 million. This expense will be recognized over 23 months on average.
Restricted Stock Units
The Company grants restricted stock units which generally vest over three to five years after the date of grant. Information on restricted stock unit activity is as follows:

	Number of Restricted Stock Units Outstanding	Weighted- Average Grant Date Fair Value
Unvested balance as of December 31, 2021	571,303	$6.15
Granted	1,077,600	1.26
Vested	(274,487)	6.14
Forfeited	(113,955)	4.13

Unvested balance as of September 30, 2022	1,260,461	$2.15

The total grant-date fair value of restricted stock unit awards that vested is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
In Thousands	2022	2021	2022	2021
Grant-date fair value	$530	$581	$1,686	$1,223

Stock-based compensation expense related to restricted stock units is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
In Thousands	2022	2021	2022	2021
Stock-based compensation expense	$334	$416	$992	$(105)

As of September 30, 2022, unrecognized compensation expense related to restricted stock units was $1.6 million. This expense will be recognized over 25 months on average.
The Company accounts for stock-based compensation awards granted to employees of Cellectis as deemed dividends. The Company recorded deemed dividends as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
In Thousands	2022	2021	2022	2021
Deemed dividends from grants to Cellectis employees	$18	$(84)	$82	$(55)

Performance Stock Units
In June 2022, PSU grants made to two executive officers in 2019 were forfeited because the underlying performance criteria were not met. These PSUs contained a market condition and had a five-year service period. The Company will continue to expense these PSUs over the remaining service period.
In March 2022, the Company granted
530,000
PSUs under the 2017 Plan to five employees including four executive officers. The PSUs include three annual performance periods (2022, 2023, and 2024) and target performance levels for each of those periods linked to the achievement of Company objectives as determined annually for the respective period by the Compensation Committee of the Company’s Board of Directors (the Compensation Committee). Once the annual objectives are approved, the associated expense will be recognized on a straight-line basis over the period from the date of grant through the March 15 determination date. Earned awards will be settled in shares of Company stock no later than the March 15 determination date in the following calendar year. The grant date for the tranche of awards linked to 2022 performance is May 4, 2022. Determination of expense for the 2023 and 2024 tranches of PSUs will be made when the associated business objectives are determined.
In July 2021, the Company granted
600,000
PSUs under the Inducement Plan to Mr. Carr. The PSUs will vest if the Company’s stock remains above three specified price levels for thirty
calendar days over the
three-year
performance period. The PSUs will be settled in unrestricted shares of the Company’s common stock on the vesting date.
PSU activity for the nine months ended September 30, 2022, is as follows:

Number of PSUs

Outstanding as of December 31, 2021:	745,000
Issued	530,000
Forfeited/canceled	(145,000)
Exercised	—

Outstanding as of September 30, 2022:	1,130,000

Stock-based compensation expense related to PSUs is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
In Thousands	2022	2021	2022	2021

Stock-based compensation expense	$171	$122	$478	$(133)

As of September 30, 2022, unrecognized compensation expense related to PSUs was $1.1 million. This expense will be recognized over 22 months on average.

6. STOCK-BASED COMPENSATION
The Company uses broad-based stock plans to attract and retain highly qualified officers and employees and to help ensure that management’s interests are aligned with those of its shareholders. The Company has also granted equity-based awards to directors, nonemployees, and certain employees of Cellectis.
In December 2014, the Company adopted the Calyxt, Inc. Equity Incentive Plan (2014 Plan), which allowed for the grant of stock options, and in June 2017, it adopted the 2017 Omnibus Plan (2017 Plan), which allowed for the grant of stock options, restricted stock units, performance stock units, and other types of equity awards.
On February 19, 2021, James Blome ceased serving as the Company’s Chief Executive Officer. The Company recorded a benefit to earnings from a $2.5 million recapture of non-cash
stock compensation expense from the forfeiture of Mr. Blome’s unvested stock options, restricted stock units, and performance stock units.
On July 16, 2021, the Company filed a Registration Statement on Form
S-8
with the SEC which registered an additional 4,299,904 shares of common stock that may be issued or delivered and sold pursuant to the 2017 Plan and 600,000 shares of common stock that may be issued or delivered and sold pursuant to the Calyxt, Inc. Employee Inducement Incentive Plan (the Inducement Plan). Shares of common stock are issuable under the Inducement Plan upon the settlement of performance stock units which were granted to Mr. Michael A. Carr in July 2021 as a material inducement to accept employment as the Company’s President and Chief Executive Officer.
As of December 31, 2021, 5,508,797 shares were registered and available for grant under effective registration statements, while 5,642,247 shares were available for grant in the form of stock options, restricted stock, restricted stock units, and performance stock units under the 2017 Plan. Stock-based awards currently outstanding also include awards granted under the 2014 Plan and the Inducement Plan. No further awards will be granted under either the 2014 Plan or the Inducement Plan.
Stock Options
The estimated fair values of stock options granted, and the assumptions used for the Black-Scholes option pricing model were as follows:

	Year ended December 31,
	2021	2020	2019
Estimated fair values of stock options granted	$3.61	$3.24	$10.18
Assumptions:
Risk-free interest rate	0.6% – 1.2%	0.3% –1.7%	1.7% – 2.5%
Expected volatility	80.1% – 91.0%	77.4% –81.2%	52.6% – 78.9%
Expected term (in years)	5.5 – 6.5	6.0 – 10.0	6.8 – 10.0
The Company estimates the fair value of each option on the grant date, or other measurement dates if applicable, using a Black-Scholes option-pricing model, which requires it to make predictive assumptions regarding employee exercise behavior, future stock price volatility, and dividend yield. The Company estimates the risk-
free interest rate based on the United States Treasury
zero-coupon
yield curve at the date of grant for the expected term of the option. The Company estimates its future stock price volatility using the historical volatility of comparable public companies over the expected term of the option. The Company’s expected term represents the period that options granted are expected to be outstanding determined using the simplified method. The Company does not, nor does it expect to, pay dividends.
Option strike prices are set at 100 percent or more of the closing share price on the date of grant and generally vest over three to six years following the grant date. Options generally expire 10 years after the date of grant.
Information on stock option activity is as follows:

	Options Exercisable	Weighted- Average Exercise Price Per Share	Options Outstanding	Weighted- Average Exercise Price Per Share
Balance as of December 31, 2020	2,347,665	$10.15	4,621,173	$10.30
Granted	—	—	774,959	5.20
Exercised	—	—	(61,372)	3.70
Forfeited or expired	—	—	(676,335)	10.75

Balance as of December 31, 2021	2,789,110	$10.23	4,658,425	$9.47

Stock-based compensation expense related to stock option awards was as follows:

	Year ended December 31,
In Thousands	2021	2020	2019
Stock-based compensation expenses	$1,850	$3,371	$6,035

As of December 31, 2021, options outstanding and exercisable had no aggregate intrinsic value and the weighted average remaining contractual term was 5.6 years as of that date.
Net cash proceeds from the exercise of stock options less shares used for minimum withholding taxes and the intrinsic value of options exercised were as follows:

	Year ended December 31,
In Thousands	2021	2020	2019
Net cash proceeds	$227	$212	$344

Intrinsic value of options exercised	$344	$179	$905

As of December 31, 2021, unrecognized compensation expense related to non-vested
stock options was $5.2 million. This expense will be recognized over 24 months on average.

Restricted Stock Units
The Company grants restricted stock units which generally vest over three to five years after the date of grant. Information on restricted stock unit activity is as follows:

	Number of Restricted Stock Units Outstanding	Weighted- Average Grant Date Fair Value
Unvested balance at December 31, 2020	547,807	$9.49
Granted	406,981	4.59
Vested	(193,857)	7.68
Cancelled	(189,628)	10.91

Unvested balance at December 31, 2021	571,303	$6.15

The total grant-date fair value of restricted stock unit awards that vested was as follows:

	Year ended December 31,
In Thousands	2021	2020	2019
Grant-date fair value	$1,489	$3,122	$3,141

Information on the weighted average grant date fair value of restricted stock units issued was as follows:

	Year ended December 31,
In Thousands	2021	2020	2019
Weighted average grant date fair value	$4.59	$6.54	$12.48

Stock-based compensation expense related to restricted stock units was as follows:

	Year ended December 31,
In Thousands	2021	2020	2019
Stock-based compensation expenses	$224	$1,155	$2,910

As of December 31, 2021, unrecognized compensation expense related to restricted stock units was $1.7 million. This expense will be recognized over 22 months on average.
The Company accounts for stock-based compensation awards granted to employees of Cellectis as deemed dividends. The Company recorded deemed dividends as follows:

	Year ended December 31,
In Thousands	2021	2020	2019
Deemed dividends from grants to Cellectis employees	$(289)	$1,168	$1,358

Performance Stock Units
From
time-to-time,
the Company issues performance stock units to certain individuals in management in order to align their objectives with stockholders of the Company. The Company uses a Monte Carlo simulation pricing model when estimating the fair values of these awards.
2021 Grant
In July 2021, the Company granted 600,000 performance stock units under the Inducement Plan to Mr. Carr. The performance stock units will vest if the Company’s stock remains above three specified price levels for
30 calendar days over the three-year performance period. The performance stock units will be settled in unrestricted shares of the Company’s common stock on the vesting date.
The estimated fair values of performance stock units granted in 2021, and the assumptions used were as follows:

Estimated fair values of performance stock units granted:
At least $12 per share	$2.16
At least $15 per share	$1.89
At least $20 per share	$1.55
Assumptions:
Expected term (in years)	3.0
Expected volatility	90.0%
Risk-free interest rate	0.4%

The Company estimated the fair value of each tranche of the performance stock units on the grant date using the Monte Carlo simulation pricing model, which required it to make predictive assumptions as to the expected term of the grant, future stock price volatility, and dividend yield. The expected term represents the expected service period of the performance stock units granted. Expected volatility was based on the historical volatility of the Company’s common stock over the expected term. The Company estimates the risk-free interest rate based on the United States Treasury zero-coupon
yield curve at the date of grant for the expected term of the option.
2019 Grant
In June 2019, the Company granted 311,667 performance stock units under the 2017 Plan to three executive officers. The performance stock units will vest at 50 percent, 100 percent, or 120 percent of the shares under the award at the end of a three-year performance period based upon increases in the value of the Company’s common stock from the grant price of $12.48. The performance stock units will be settled in restricted stock upon vesting, with restrictions on transfer lapsing on the second anniversary of the restricted stock issuance date. During 2021, the Company recognized a benefit from the forfeiture of 166,667 performance stock units held by Mr. Blome, its former Chief Executive Officer.
The estimated fair values of performance stock units granted, and the assumptions used were as follows:

Estimated fair values of performance stock units granted	$7.06
Assumptions:
Expected term (in years)	3.0
Expected volatility	75.0%
Risk-free interest rate	1.71%

Stock-based compensation expense related to performance stock units is as follows:

	Year ended December 31,
In Thousands	2021	2020	2019
Stock-based compensation expenses	$16	$445	$225

As of December 31, 2021, unrecognized compensation expense related to performance stock units was $1.5 million and will be recognized over 30 months.
Cellectis Equity Incentive Plan
Prior to 2018, Cellectis granted stock options to the Company’s employees. Compensation costs related to these grants have been recognized in the statements of operations with a corresponding credit to stockholders’ equity, representing the Cellectis’ capital contribution to the Company. The fair value of each stock option was estimated at the grant date using the Black-Scholes option pricing model.
The Company recognized stock-based compensation expense related to its Cellectis’ grants. Expenses in 2019 were immaterial and as of December 31, 2019, all expenses related to these awards had been recognized.